Cover Page	Mar. 10, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2022
Entity File Number	1-2198
Entity Registrant Name	DTE ELECTRIC COMPANY
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-0478650
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1279
City Area Code	313
Local Phone Number	235-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000028385
DTE Electric Securitization Funding I LLC [Member]
Document Information [Line Items]
Entity File Number	333-261612-01
Entity Registrant Name	DTE Electric Securitization Funding I LLC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2027468
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1279
City Area Code	313
Local Phone Number	235-4000
Entity Central Index Key	0001876068
Contact Personnel Name	C/O DTE Electric Company